SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CERTAIN BALALNCE SHEET INFORMATION	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CERTAIN BALALNCE SHEET INFORMATION
2.	DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Business

The Company is a shell company as defined in Rule 12b-2 of the Securities Exchange Act of 1934. The Company's board of directors has been exploring strategic alternatives to maximize shareholder value going forward including deploying the proceeds of the Asset Sale in business acquisition opportunities, merging with another company, or other actions to redeploy our capital, including, without limitation, distribution of cash to our shareholders.

Basis of Presentation and Interim Financial Statements

The accompanying unaudited consolidated interim financial statements of the Company have been prepared by the Company pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial reporting. Accordingly, they do not include all the information and footnotes required by U.S. generally accepted accounting principles (“GAAP”) for complete financial statements and should be read in conjunction with the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2015. In the opinion of management, the accompanying consolidated interim financial statements include all adjustments (all of which are of a normal recurring nature) necessary for a fair presentation of the results of operations. The interim operating results are not necessarily indicative of the results to be expected for the entire year.

Use of Estimates

The preparation of the consolidated interim financial statements requires management of the Company to make a number of estimates and assumptions relating to the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated interim financial statements, and the reported amounts of expenses during the period. These estimates include those made in connection with assessing the valuation of deferred tax assets. Actual results could differ from these estimates.

Cash and Cash Equivalents

The Company considers all highly liquid investments that have maturities of three months or less when acquired to be cash equivalents. As of September 30, 2016 and December 31, 2015, cash and cash equivalents consisted of the following:

	September 30, 2016	December 31, 2015

Bank checking operating accounts	$3,092	$23,467

Money market funds	27	-

U.S. Treasury Bills and U.S Government Agencies	9,993	-

Total Cash and cash equivalents	$13,112	$23,467

Marketable Securities, Available for Sale

Marketable securities consist of securities with original maturities greater than three months, and are comprised of U.S. Treasury Bills and securities issued by U.S. government agencies. Marketable securities have been classified as current assets in the accompanying Consolidated Balance Sheet as of September 30, 2016 based upon the nature of the securities and their intended use to fund operations.

Management determines the appropriate classification of securities at the time of purchase. The Company has classified its investment portfolio as available for sale in accordance with the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 320, Investments-Debt and Equity Securities. The Company's available for sale securities are carried at fair value with unrealized gains and losses reported in other comprehensive income (loss). Realized gains and losses are determined using the specific identification method and are included in interest income (expense).

Stock-Based Compensation

The Company accounts for stock-based compensation using the fair value method, which requires that compensation costs related to employee share based payment transactions are measured in the financial statements at the fair value on the date of grant and are recognized over the vesting period of the award.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CERTAIN BALANCE SHEET INFORMATION

Business

The Company is a shell company as defined in Rule 12b-2 of the Securities Exchange Act of 1934. The Company's board of directors has been exploring strategic alternatives to maximize shareholder value going forward including deploying the proceeds of the Asset Sale in business acquisition opportunities, merging with another company, or other actions to redeploy the Company's capital, including, without limitation, distribution of cash to the Company's shareholders.

Prior to the completion of the Asset Sale, the Company was a biotechnology company with a core mission of developing, commercializing and marketing innovative and proprietary products, services and solutions that preserve and enhance the quality of human health and wellness.

Basis of Presentation

The historical financial statements presented herein include the consolidated financial statements of SDOI and its subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation. In addition to the Asset Sale, the Company consummated the sale of its Food Pathogens and AG-GMO products assets in October 2012. The financial information of the Food Pathogens and AG-GMO products as well as the Life Science products have been separately reclassified within the consolidated financial statements as discontinued operations. See Note 3 for further information.

The following policies represent the accounting policies followed by the Company prior to the time it became a shell company as a result of the Asset Sale.

Foreign Currency Translation

The functional currency for the Company’s former United Kingdom branch operation was the British pound. Assets and liabilities related to this foreign operation were translated at the current exchange rates at the end of each period. The resulting translation adjustments are accumulated as a separate component of stockholders’ equity. Revenues and expenses were translated at average exchange rates in effect during the period with foreign currency transaction gains and losses, if any, included in results of operations. As a result of the Asset Sale, the translation adjustment as of the closing date was reclassified to discontinued operations.

Use of Estimates

The preparation of the consolidated financial statements requires the management of the Company to make a number of estimates and assumptions relating to the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the period. These estimates include those made in connection with deferred tax assets. Actual results could differ from those estimates.

Cash and cash equivalents

The Company considers all highly liquid investments that have maturities of three months of less when acquired to be cash equivalents. As of December 31, 2015 and 2014, cash of $23,467 and $24,818, respectively, consisted of bank checking operating accounts.

Stock-Based Compensation

The Company accounts for stock-based compensation using the fair value method, which requires that compensation costs related to employee share-based payment transactions are measured in the financial statements at fair value on the date of grant and are recognized over the vesting period of the award.

Research and Development

Prior to the completion of the Asset Sale, research and development costs were charged to expense as incurred.

Accounting for Income Taxes

Deferred income tax assets and liabilities are determined based on the differences between the financial statement and tax basis of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The measurement of deferred tax assets is reduced, if necessary, by a valuation allowance for any tax benefits which are not expected to be realized. The effect on deferred income tax assets and liabilities of a change in tax rates is recognized in the period that such changes are enacted.

The Company utilizes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. As a result of the implementation of authoritative guidance related to the accounting for uncertainty in income taxes, the Company recognizes in its financial statements the impact of a tax position if that position is more likely than not of being sustained on audit, based on the technical merits of the position. The authoritative guidance also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods and disclosure. The Company includes interest and penalties related to unrecognized tax benefits as a component of income tax expense. See Note 9 for further information.

Basic and Diluted Loss per Share

Basic loss per share (EPS) is computed by dividing net loss available for common stockholders by the weighted-average number of common shares outstanding during the period. Diluted EPS is similar to basic EPS, except that the dilutive effect of converting or exercising all potentially dilutive securities is also included in the denominator. The Company’s calculation of diluted EPS includes the dilutive effect of exercising stock options into common shares and the inclusion of unvested restricted stock awards. Basic loss per share excludes potentially dilutive securities. For the years 2015, 2014 and 2013, conversion of stock options with exercise prices less than the market share price and unvested restricted shares totaling 7,500, 0, and 0, respectively, into common share equivalents were excluded from this calculation because they were anti-dilutive, due to the net losses recorded in the periods. For the years 2015, 2014 and 2013, certain other stock options were excluded from common share equivalents as all had exercise prices greater than the market share price at December 31, 2015, 2014 and 2013, respectively.

Listed below are the basic and diluted share calculations for the years ended December 31, 2015, 2014 and 2013:

	2015	2014	2013

Weighted average common shares outstanding	21,027,640	21,027,640	20,843,324
Shares used in computing basic and diluted net loss per share	21,027,640	21,027,640	20,843,324

Treasury Stock

Shares of common stock repurchased by the Company are recorded at cost as treasury stock in the stockholders’ equity section of the consolidated balance sheet, and as a use of cash in the financing activities section of the consolidated statement of cash flows.

Comprehensive Loss

Comprehensive loss is comprised of net loss and currency translation adjustments and is presented in the consolidated statements of comprehensive loss.

Statements of Cash Flows

The Company considers all highly liquid instruments purchased with an original maturity of three months or less to be cash equivalents.